Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Components of Finance Receivables
The following table lists the components of the finance receivables as of December 31, 2018 and 2017:

As of December 31	2017[1]	2018
(in millions)	EUR	EUR
Finance receivables, gross	225.1	893.7
Unearned interest	(6.6)	(7.5)
Finance receivables, net	218.5	886.2
Current portion of finance receivables, gross	62.1	613.3
Current portion of unearned interest	(3.0)	(2.2)
Non-current portion of finance receivables, net	159.4	275.1

Finance Receivables Due for Payment	At December 31, 2018, finance receivables, gross due f